Share capital - Summary of Detailed Information About Stock Option Activity (Detail) - Long Term Incentive Plan [member]	3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2021 shares $ / shares	Aug. 10, 2021 shares $ / shares	Oct. 31, 2021 shares $ / shares	Oct. 31, 2020 shares $ / shares	Oct. 31, 2019 shares $ / shares
LiCycle Holding Corp [member]
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [line items]
Beginning balance, Number of stock options | shares	4,242,707
Granted, Number of stock options | shares	1,053,846
Ending balance, Number of stock options | shares	5,296,553	4,242,707	5,296,553
Beginning balance, Weighted average exercise price per stock option | $ / shares	$ 0.79
Granted, Weighted average exercise price per stock option | $ / shares	10.93
Ending balance,Weighted average exercise price per stock option | $ / shares	$ 2.81	$ 0.79	$ 2.81
LiCycle Corp [Member]
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [line items]
Beginning balance, Number of stock options | shares	106,307	133,500	133,500	100,000	58,320
Granted, Number of stock options | shares		31,750		33,500	41,680
Exercised, Number of stock options | shares		(54,443)
Forfeited, Number of stock options | shares		(4,500)
Ending balance, Number of stock options | shares		106,307		133,500	100,000
Beginning balance, Weighted average exercise price per stock option | $ / shares	$ 31.62	$ 15.35	$ 15.35	$ 7.14	$ 2.49
Granted, Weighted average exercise price per stock option | $ / shares		85.30		39.66	13.57
Exercised, Weighted average exercise price per stock option | $ / shares		24.58
Forfeited, Weighted average exercise price per stock option | $ / shares		42.43
Ending balance,Weighted average exercise price per stock option | $ / shares		$ 31.62		$ 15.35	$ 7.14